Reverse Merger Transaction (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2012
Reverse Merger Transaction
Securities issue price per share	$ 0.50
Total number of common stock shares	10,568,751
Warrants to purchase additional common stock	476,250
Percentage of total common stock issued	60.40%
Common stock price per share	$ 0.16